Financial Expenses (Income), Net (Details) - Schedule of financial expenses (income), net - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial (income):
Change in fair value of warrants and capital note presented at fair value		$ (33,382)	$ (2,280,318)
Foreign exchange income, net			(95,659)
Financial expenses:
Change in fair value of warrants and capital note presented at fair value	7,011,437
Interest and accretion back in connection with convertible loans	2,597,476	950,292	1,019,402
Foreign exchange loss, net	175,877	107,902
Other	29,815	17,546	146,091
Financial expenses (income), net	$ 9,814,605	$ 1,042,358	$ (1,210,484)